March 27, 2015
VIA EDGAR
The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:	Select Retirement
Nationwide Life Insurance Company
SEC File No. 333-155368
CIK 0000205695
Ms. Naseem Nixon:
On behalf of Nationwide Life Insurance Company (the "Registrant"), please accept this filing of the registration statement on Form S-1 for the offering of Individual Supplemental Immediate Fixed Income Annuity Contracts ("Registration Statement").
This filing is being made pursuant to Rule 415(a)(6) of the Securities Act of 1933 ("Securities Act") for the purpose of:
•	Replacing a previous registration statement, File No. 333-155368 ("Prior Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act, the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
•	Registering $5,000,000 in securities under the Registration Statement. The corresponding fee for the registration of securities has been wired to the Commission's account at US Bank, in accordance with Rule 111 of the Securities Act.
•	Updating all financial information as required by Form S-1 as part of the Registrant's annual updates. Other changes have also been made with the intent of clarifying the disclosure. These changes are noted in the electronic redlined copies. The materiality of the disclosure changes is consistent with the materiality of changes that would be filed pursuant to Rule 485(b).
Additionally, Nationwide acknowledges all of the following:
•	that Nationwide is responsible for the adequacy and accuracy of the disclosure in the initial registration;
•	that comments by the staff of the SEC, or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and
•	that Nationwide may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.
We respectfully request the effective date to be May 1, 2015. Please call me at (614) 677-6123 with your questions or comments.
Sincerely,
/s/ Ben Mischnick
Ben Mischnick
Assistant General Counsel
Nationwide Life Insurance Company